SELECTED STATEMENT OF OPERATIONS DATA (Details 7) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per ordinary share (“EPS”):
Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,183	18,949	18,869
Add - incremental shares from assumed exercise of options	100	83	21
Weighted average number of shares used in computation of diluted EPS	19,283	19,032	18,890